Filed Pursuant to 497(e)
Registration No. 333-07305

FRONTEGRA FUNDS, INC.

Frontegra SAM Global Equity Fund (the “Fund”)

SUPPLEMENT DATED FEBRUARY 21, 2013

TO THE

PROSPECTUS DATED NOVEMBER 1, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Fund Name Change

Effective February 20, 2013, the name of the Fund changed from the Frontegra SAM Global Equity Fund to the Frontegra RobecoSAM Global Equity Fund. As a result, all references in the Prospectus to “Frontegra SAM Global Equity Fund” are hereby replaced with “Frontegra RobecoSAM Global Equity Fund.”

Subadviser Name Change

Effective January 14, 2013, Sustainable Asset Management USA, Inc., the subadviser to the Fund, was renamed RobecoSAM USA, Inc.  As a result, all references in the Prospectus to “Sustainable Asset Management USA, Inc.” are hereby replaced with “RobecoSAM USA, Inc.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed Pursuant to 497(e)
Registration No. 333-07305

FRONTEGRA FUNDS, INC.

Frontegra SAM Global Equity Fund (the “Fund”)

SUPPLEMENT DATED FEBRUARY 21, 2013

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Fund Name Change

Effective February 20, 2013, the name of the Fund changed from the Frontegra SAM Global Equity Fund to the Frontegra RobecoSAM Global Equity Fund. As a result, all references in the SAI to “Frontegra SAM Global Equity Fund” are hereby replaced with “Frontegra RobecoSAM Global Equity Fund.”

Subadviser Name Change

Effective January 14, 2013, Sustainable Asset Management USA, Inc., the subadviser to the Fund, was renamed RobecoSAM USA, Inc. As a result, all references in the SAI to “Sustainable Asset Management USA, Inc.” are hereby replaced with “RobecoSAM USA, Inc.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.